Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, stated value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000
Common stock, shares issued	86,623,800	86,623,800	86,623,800	86,623,800	86,623,800
Common stock, shares outstanding	86,623,800	86,623,800	86,623,800	86,623,800	86,623,800